SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.8%

Communication Services – 1.3%
Diversified Telecommunication Services - 0.3%
Bandwidth Cl. A [1]	55,900	$3,639,649
Cogent Communications Holdings	12,858	708,476
Vonage Holdings [1]	22,977	259,640
		4,607,765
Entertainment - 0.0%
Global Eagle Entertainment [1]	110,000	79,420
Interactive Media & Services - 0.2%
Care.com [1]	16,947	177,096
QuinStreet [1,2]	180,254	2,269,398
		2,446,494
Media - 0.8%
comScore [1,2,3]	808,910	1,545,018
Gannett Company	77,913	836,786
Gray Television [1,2,3]	50,000	816,000
Liberty Latin America Cl. C [1,2,3]	246,300	4,210,498
Meredith Corporation [2,3]	49,300	1,807,338
New Media Investment Group	108,414	955,127
Nexstar Media Group Cl. A	4,800	491,088
Pico Far East Holdings	2,612,400	826,614
		11,488,469
Wireless Telecommunication Services - 0.0%
Boingo Wireless [1,2,3]	50,000	555,000
Total		19,177,148

Consumer Discretionary – 7.4%
Auto Components - 1.3%
Cooper-Standard Holdings [1]	5,522	225,739
Dorman Products [1,2,3]	28,400	2,258,936
Garrett Motion [1]	47,015	468,269
Gentex Corporation	89,850	2,474,020
LCI Industries [2,3]	135,756	12,469,189
Standard Motor Products [2]	9,994	485,209
Stoneridge [1]	3,900	120,783
Superior Industries International [1]	186,926	540,216
Visteon Corporation [1]	1,760	145,270
		19,187,631
Distributors - 0.5%
Core-Mark Holding [2]	36,828	1,182,731
LKQ Corporation [1,2,3]	137,000	4,308,650
Weyco Group [2,3]	97,992	2,215,599
		7,706,980
Diversified Consumer Services - 0.5%
American Public Education [1]	21,748	485,850
Collectors Universe [2]	71,100	2,024,928
Franchise Group Cl. A [1,4]	151,573	1,803,719
Regis Corporation [1]	6,418	129,772
Universal Technical Institute [1]	504,032	2,741,934
		7,186,203
Hotels, Restaurants & Leisure - 0.4%
Century Casinos [1]	242,660	1,875,762
Lindblad Expeditions Holdings [1,2,3]	207,600	3,479,376
Red Robin Gourmet Burgers [1]	16,208	539,078
Ruth's Hospitality Group	30,423	621,085
		6,515,301
Household Durables - 0.9%
Cavco Industries [1,2,3]	14,700	2,823,723
Ethan Allen Interiors [2]	149,547	2,856,348
KB HOME	14,800	503,200
La-Z-Boy	20,299	681,843
LGI Homes [1]	54,300	4,524,276
Meritage Homes [1]	13,469	947,544
Natuzzi ADR [1]	182,143	319,370
Purple Innovation [1]	129,955	978,561
		13,634,865
Internet & Direct Marketing Retail - 0.7%
Etsy [1,2,3]	97,000	5,480,500
PetMed Express	14,614	263,345
Shutterstock [1]	22,234	803,092
Stamps.com [1]	50,767	3,779,603
		10,326,540
Leisure Products - 0.2%
Brunswick Corporation	40,400	2,105,648
Johnson Outdoors Cl. A	2,230	130,589
MasterCraft Boat Holdings [1]	25,250	376,856
Sturm, Ruger & Co.	16,548	691,045
		3,304,138
Specialty Retail - 2.3%
Abercrombie & Fitch Cl. A	32,949	514,005
America's Car-Mart [1,2,3]	120,000	11,004,000
AutoCanada	1,088,000	6,561,588
Barnes & Noble Education [1]	76,571	238,902
Buckle (The)	62,895	1,295,637
Caleres	36,097	845,031
Camping World Holdings Cl. A [2,3]	556,813	4,955,636
CarMax [1]	7,100	624,800
Cato Corporation (The) Cl. A	61,301	1,079,511
Chico's FAS	168,369	678,527
Children's Place	50,670	3,901,083
Haverty Furniture	14,886	301,739
Hibbett Sports [1]	11,166	255,701
Monro [2,3]	7,539	595,656
Shoe Carnival	8,093	262,294
Vitamin Shoppe [1]	131,004	854,146
		33,968,256
Textiles, Apparel & Luxury Goods - 0.6%
Crocs [1]	10,931	303,445
Culp [2]	29,400	479,220
G-III Apparel Group [1]	15,000	386,550
J.G. Boswell Company [4]	3,940	2,671,320
Movado Group	37,239	925,762
Steven Madden	29,941	1,071,588
Vera Bradley [1]	60,220	608,222
Wolverine World Wide [2]	95,620	2,702,221
		9,148,328
Total		110,978,242

Consumer Staples – 1.9%
Beverages - 0.1%
Compania Cervecerias Unidas ADR [2]	64,500	1,431,255
Food & Staples Retailing - 0.0%
SpartanNash Company	28,701	339,533
Food Products - 1.4%
Cal-Maine Foods [1,2,3]	44,698	1,785,908
Farmer Bros. [1,2,3]	54,700	708,365
Industrias Bachoco ADR Cl. B	5,630	299,685
John B Sanfilippo & Son	3,935	380,121
Nomad Foods [1,2]	143,600	2,943,800
Seneca Foods Cl. A [1,2,3]	235,004	7,327,425
Seneca Foods Cl. B [1]	13,840	428,902
Tootsie Roll Industries [2]	178,044	6,612,554
		20,486,760
Household Products - 0.1%
WD-40 Company	4,653	854,012
Personal Products - 0.3%
Inter Parfums [2]	62,745	4,390,268
Tobacco - 0.0%
Universal Corporation	8,008	438,918
Total		27,940,746

Energy – 6.3%
Energy Equipment & Services - 4.5%
CARBO Ceramics [1]	78,000	187,200
Computer Modelling Group	1,333,624	6,150,464
Diamond Offshore Drilling [1,2,3]	214,000	1,189,840
Era Group [1]	725,406	7,660,287
Forum Energy Technologies [1]	249,431	386,618
Helmerich & Payne [2,3]	94,000	3,766,580
ION Geophysical [1]	71,880	655,546
Matrix Service [1]	23,568	403,956
Oil States International [1,2,3]	219,115	2,914,229
Pason Systems	942,430	11,488,278
ProPetro Holding [1]	44,369	403,314
SEACOR Holdings [1,2,3]	261,469	12,307,346
SEACOR Marine Holdings [1,2]	638,834	8,030,143
TGS-NOPEC Geophysical	466,830	11,848,230
		67,392,031
Oil, Gas & Consumable Fuels - 1.8%
Bonanza Creek Energy [1]	33,882	758,618
Carrizo Oil & Gas [1]	30,765	264,118
Cimarex Energy	50,000	2,397,000
CONSOL Energy [1]	50,844	794,692
Dorchester Minerals L.P. [2]	279,148	5,206,110
Dorian LPG [1]	394,936	4,091,537
GeoPark [1,2]	53,200	979,412
Parsley Energy Cl. A	49,000	823,200
REX American Resources [1]	8,880	677,810
San Juan Basin Royalty Trust [1]	212,272	641,062
Unit Corporation [1]	15,000	50,700
World Fuel Services [2]	224,227	8,955,626
WPX Energy [1,2]	110,000	1,164,900
		26,804,785
Total		94,196,816

Financials – 16.4%
Banks - 3.0%
Bank of N.T. Butterfield & Son [2]	228,416	6,770,250
Canadian Western Bank	279,500	7,016,772
Customers Bancorp [1]	25,232	523,312
Eagle Bancorp	13,337	595,097
Farmers & Merchants Bank of Long Beach [4]	730	5,785,250
Fauquier Bankshares [2]	160,800	3,135,600
First BanCorp	41,954	418,701
First Citizens BancShares Cl. A	14,676	6,920,468
First Commonwealth Financial	53,124	705,487
First Financial Bancorp	19,311	472,637
Franklin Financial Network	6,674	201,621
Great Western Bancorp	33,503	1,105,599
Hanmi Financial	10,754	201,960
LegacyTexas Financial Group	18,367	799,515
Preferred Bank	15,980	837,032
Simmons First National Cl. A	11,760	292,824
Webster Financial [2]	193,500	9,069,345
		44,851,470
Capital Markets - 7.3%
Ares Management Cl. A [2]	584,400	15,667,764
Artisan Partners Asset Management Cl. A [2,3]	125,730	3,550,615
ASA Gold and Precious Metals	249,821	3,002,848
Ashmore Group	548,400	3,411,882
Associated Capital Group Cl. A [2,3]	20,200	718,918
Bolsa Mexicana de Valores	1,723,106	3,252,544
Focus Financial Partners Cl. A [1,2]	50,000	1,190,000
Houlihan Lokey Cl. A [2,3]	71,770	3,236,827
Jupiter Fund Management	230,000	1,005,058
Lazard Cl. A [2,3]	123,065	4,307,275
MarketAxess Holdings	35,500	11,626,250
Morningstar [2,3]	84,600	12,363,444
MVC Capital	195,688	1,741,623
Qalaa Holdings [1]	7,749,921	1,171,057
Rothschild & Co	50,293	1,441,684
SEI Investments [2,3]	154,800	9,172,674
Sprott	2,564,800	6,040,062
TMX Group	40,700	3,512,577
Tradeweb Markets Cl. A	150,150	5,552,547
U.S. Global Investors Cl. A	520,551	1,041,102
Value Partners Group	5,453,000	2,748,172
Virtu Financial Cl. A [2,3]	652,700	10,678,172
Waddell & Reed Financial Cl. A	72,791	1,250,549
Westwood Holdings Group [2]	38,850	1,074,980
WisdomTree Investments	22,900	119,653
		108,878,277
Consumer Finance - 0.0%
Enova International [1]	18,668	387,361
Diversified Financial Services - 0.1%
First Pacific	1,020,000	390,421
Waterloo Investment Holdings [1,5]	2,972,000	891,600
		1,282,021
Insurance - 3.6%
Alleghany Corporation [1]	600	478,656
Ambac Financial Group [1]	32,003	625,659
American Equity Investment Life Holding	31,523	762,857
eHealth [1]	20,700	1,382,553
E-L Financial	22,500	12,755,123
Employers Holdings	23,170	1,009,749
Erie Indemnity Cl. A	23,750	4,409,187
FBL Financial Group Cl. A	5,190	308,857
Independence Holding Company [2,3]	210,523	8,124,082
ProAssurance Corporation [2]	387,357	15,598,866
RLI Corp. [2,3]	49,670	4,614,840
Trupanion [1,2,3]	120,800	3,070,736
Universal Insurance Holdings	32,485	974,225
		54,115,390
Investment Companies - 1.1%
Oaktree Acquisition (Units) [1]	800,000	8,128,000
Social Capital Hedosophia Holdings Cl. A [1]	819,918	8,773,123
		16,901,123
Thrifts & Mortgage Finance - 1.3%
Axos Financial [1,2,3]	28,998	801,795
Dime Community Bancshares	13,958	298,841
Flagstar Bancorp	18,906	706,139
Genworth MI Canada	224,155	8,899,538
HomeStreet [1]	7,333	200,337
Meta Financial Group	20,883	680,995
NMI Holdings Cl. A [1]	19,614	515,064
Timberland Bancorp [2,3]	274,457	7,547,567
Vestin Realty Mortgage II [1,4]	34	34,000
Walker & Dunlop	7,677	429,375
		20,113,651
Total		246,529,293

Health Care – 5.8%
Biotechnology - 0.9%
Acorda Therapeutics [1]	25,477	73,119
AMAG Pharmaceuticals [1,2,3]	41,549	479,891
Anika Therapeutics [1]	14,371	788,824
BioSpecifics Technologies [1]	2,930	156,814
Eagle Pharmaceuticals [1]	14,691	831,070
Emergent BioSolutions [1]	4,894	255,858
Enanta Pharmaceuticals [1]	3,074	184,686
Pfenex [1]	28,610	241,468
Sangamo Therapeutics [1,2,3]	65,815	595,626
Vanda Pharmaceuticals [1]	11,757	156,133
Zealand Pharma [1]	408,857	10,409,515
		14,173,004
Health Care Equipment & Supplies - 2.9%
Atrion Corporation	15,750	12,271,928
CryoLife [1]	114,500	3,108,675
Integer Holdings [1,2,3]	42,400	3,203,744
Lantheus Holdings [1]	5,220	130,839
Masimo Corporation [1,2]	45,000	6,695,550
Meridian Bioscience [1]	24,468	232,201
Mesa Laboratories [2,3]	38,300	9,106,591
Neogen Corporation [1,2,3]	22,400	1,525,664
OraSure Technologies [1]	21,352	159,500
Surmodics [1,2]	161,000	7,364,140
		43,798,832
Health Care Providers & Services - 0.4%
AMN Healthcare Services [1]	9,898	569,729
Community Health Systems [1]	790,000	2,844,000
CorVel Corporation [1]	3,308	250,416
Ensign Group (The)	5,483	260,059
HealthEquity [1]	20,000	1,142,900
Magellan Health [1]	6,795	421,969
Tivity Health [1]	25,116	417,679
U.S. Physical Therapy	4,135	539,824
		6,446,576
Health Care Technology - 0.2%
Simulations Plus	64,460	2,236,762
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories Cl. A [1]	35,698	11,878,153
Bio-Techne [2,3]	21,553	4,217,275
Medpace Holdings [1]	3,611	303,468
		16,398,896
Pharmaceuticals - 0.3%
Alimera Sciences [1]	641,875	363,494
Assertio Therapeutics [1]	127,344	163,000
Corcept Therapeutics [1]	56,565	799,546
Innoviva [1]	56,687	597,481
Lannett Company [1]	81,003	907,234
Supernus Pharmaceuticals [1]	23,579	647,951
Theravance Biopharma [1,2,3]	34,291	667,989
		4,146,695
Total		87,200,765

Industrials – 26.7%
Aerospace & Defense - 3.4%
Aerojet Rocketdyne Holdings [1]	21,924	1,107,381
Ducommun [1,2]	105,500	4,473,200
HEICO Corporation [2,3]	211,500	26,412,120
HEICO Corporation Cl. A [2]	118,200	11,502,042
Hexcel Corporation [2,3]	60,300	4,952,439
Magellan Aerospace	96,800	1,087,936
National Presto Industries	8,774	781,676
Teledyne Technologies [1]	500	160,995
		50,477,789
Air Freight & Logistics - 0.8%
Echo Global Logistics [1]	25,729	582,762
Forward Air [2]	185,504	11,820,315
		12,403,077
Building Products - 0.8%
American Woodmark [1]	3,461	307,717
Apogee Enterprises	21,635	843,549
Burnham Holdings Cl. B [4]	36,000	504,000
Gibraltar Industries [1]	10,010	459,859
Insteel Industries	11,513	236,362
Patrick Industries [1,2,3]	65,287	2,799,507
Quanex Building Products	30,978	560,082
Simpson Manufacturing [2]	83,369	5,783,307
Trex Company [1]	3,534	321,347
		11,815,730
Commercial Services & Supplies - 1.7%
CompX International Cl. A [2,3]	211,100	3,025,063
Heritage-Crystal Clean [1,2]	100,106	2,652,809
Kimball International Cl. B [2,3]	253,740	4,897,182
LSC Communications [1]	63,906	88,190
PICO Holdings [1]	409,400	4,130,846
Pitney Bowes	129,652	592,510
Ritchie Bros. Auctioneers [2]	62,900	2,509,710
Steelcase Cl. A	8,580	157,872
Tetra Tech	16,123	1,398,831
UniFirst Corporation	29,230	5,703,358
US Ecology	4,230	270,466
		25,426,837
Construction & Engineering - 2.6%
Arcosa [2]	107,320	3,671,417
Comfort Systems USA	22,306	986,594
IES Holdings [1,2,3]	594,244	12,235,484
Infrastructure and Energy Alternatives [1]	600,000	2,802,000
Jacobs Engineering Group [2]	83,500	7,640,250
MYR Group [1]	5,860	183,360
Sterling Construction [1,2,3]	146,778	1,930,131
Valmont Industries [2]	55,605	7,697,956
Williams Industrial Services Group [1,4]	631,820	1,232,049
		38,379,241
Electrical Equipment - 1.0%
Encore Wire	9,685	545,072
EnerSys	3,620	238,703
LSI Industries	814,857	4,253,553
Powell Industries [2]	94,500	3,699,675
Preformed Line Products [2]	91,600	5,000,444
Sensata Technologies Holding [1]	9,300	465,558
		14,203,005
Industrial Conglomerates - 0.7%
Carlisle Companies	4,400	640,376
Raven Industries [2]	271,725	9,091,918
		9,732,294
Machinery - 8.8%
CIRCOR International [1]	136,227	5,115,324
Colfax Corporation [1,2]	430,272	12,503,704
Franklin Electric [2,3]	218,800	10,460,828
Helios Technologies [2]	264,014	10,711,048
Hillenbrand	30,487	941,439
John Bean Technologies [2,3]	105,766	10,516,313
Kadant [2]	125,769	11,041,260
Kennametal	46,350	1,424,799
Lincoln Electric Holdings [2]	136,160	11,813,242
Lindsay Corporation [2,3]	110,000	10,213,500
Meritor [1]	32,360	598,660
Mueller Industries	28,819	826,529
NN	308,700	2,201,031
Nordson Corporation [2]	23,096	3,378,021
Proto Labs [1]	10,000	1,021,000
RBC Bearings [1]	84,058	13,946,063
Standex International	3,406	248,434
Tennant Company [2,3]	116,504	8,236,833
Titan International	173,100	467,370
Wabash National	57,701	837,241
Watts Water Technologies Cl. A [2,3]	61,000	5,717,530
Woodward [2]	89,500	9,650,785
		131,870,954
Marine - 2.4%
Clarkson	471,100	14,191,399
Eagle Bulk Shipping [1]	320,478	1,402,091
Kirby Corporation [1,2]	255,100	20,959,016
		36,552,506
Professional Services - 1.1%
Exponent [2,3]	100,000	6,990,000
FTI Consulting [1]	3,879	411,135
Heidrick & Struggles International	38,611	1,054,080
Korn Ferry	18,582	718,009
ManpowerGroup [2]	30,000	2,527,200
Morneau Shepell	17,500	435,370
Navigant Consulting	12,286	343,394
TrueBlue [1,2,3]	28,261	596,307
Upwork [1]	279,600	3,720,078
		16,795,573
Road & Rail - 1.2%
ArcBest	9,263	282,058
Landstar System [2]	121,220	13,646,948
Patriot Transportation Holding [1,2]	139,100	2,642,900
Saia [1,2,3]	2,674	250,554
Universal Logistics Holdings [2]	78,916	1,837,164
		18,659,624
Trading Companies & Distributors - 2.2%
Air Lease Cl. A [2,3]	484,200	20,249,244
BMC Stock Holdings [1]	58,100	1,521,058
GMS [1]	15,178	435,912
Houston Wire & Cable [1,6]	877,363	4,141,154
Richelieu Hardware	88,400	1,705,479
SiteOne Landscape Supply [1,2,3]	25,000	1,850,500
Watsco [2,3]	19,500	3,299,010
		33,202,357
Total		399,518,987

Information Technology – 19.3%
Communications Equipment - 0.2%
ADTRAN [2,3]	214,973	2,438,869
CalAmp Corporation [1]	36,042	415,204
Comtech Telecommunications	8,086	262,795
NetScout Systems [1]	6,960	160,497
		3,277,365
Electronic Equipment, Instruments & Components - 9.1%
Anixter International [1,2]	50,995	3,524,774
Cognex Corporation [2]	340,100	16,709,113
Coherent [1]	86,640	13,318,301
Fabrinet [1,2]	190,937	9,986,005
FARO Technologies [1,2]	232,147	11,224,307
FLIR Systems [2,3]	669,437	35,205,692
Insight Enterprises [1]	30,810	1,715,809
IPG Photonics [1]	51,600	6,996,960
Kimball Electronics [1]	24,797	359,804
Littelfuse	35,520	6,298,051
Methode Electronics	17,007	572,116
National Instruments [2]	235,650	9,894,944
nLIGHT [1,2]	217,450	3,405,267
PAR Technology [1]	156,353	3,716,511
Perceptron [1]	357,700	1,716,960
Richardson Electronics	711,475	4,126,555
TTM Technologies [1,2,3]	535,116	6,525,740
Vishay Intertechnology	12,340	208,916
Vishay Precision Group [1]	9,670	316,596
		135,822,421
IT Services - 1.2%
Cardtronics [1]	11,773	356,016
Computer Services [4]	20,084	903,780
CSG Systems International	12,565	649,359
EVERTEC	18,478	576,883
Hackett Group (The) [2,3]	285,266	4,695,478
KBR [2,3]	337,400	8,279,796
NIC	14,010	289,307
Perficient [1]	7,140	275,461
TTEC Holdings	7,182	343,874
Unisys Corporation [1,2,3]	160,000	1,188,800
WEX [1]	2,600	525,382
		18,084,136
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Energy Industries [1,2,3]	13,170	756,090
Axcelis Technologies [1]	24,200	413,578
Brooks Automation [2,3]	389,600	14,426,888
Cabot Microelectronics [2]	88,103	12,441,024
Cirrus Logic [1,2,3]	295,000	15,806,100
Cohu	25,014	337,814
Diodes [1,2,3]	274,774	11,032,176
Entegris [2,3]	229,700	10,809,682
Ichor Holdings [1]	29,461	712,367
Kulicke & Soffa Industries [2]	47,614	1,117,977
MKS Instruments [2,3]	233,039	21,504,839
Nanometrics [1]	26,124	852,165
Nova Measuring Instruments [1,2,3]	46,770	1,485,883
Photronics [1]	183,700	1,998,656
Rambus [1]	75,657	992,998
Rudolph Technologies [1]	45,964	1,211,611
Silicon Motion Technology ADR [2]	29,440	1,040,704
SMART Global Holdings [1]	19,337	492,707
SolarEdge Technologies [1]	15,728	1,316,748
Xperi Corporation [2]	86,262	1,783,898
		100,533,905
Software - 2.1%
Altair Engineering Cl. A [1]	80,700	2,793,834
CloudFlare Cl. A [1]	160,400	2,978,628
Descartes Systems Group (The) [1,2]	158,100	6,373,011
Ebix	4,058	170,842
j2 Global [1,2,3]	29,475	2,676,919
Manhattan Associates [1,2]	94,900	7,655,583
Progress Software	13,632	518,834
RealNetworks [1]	109,950	182,517
Support.com [1]	216,766	333,820
SVMK [1]	156,800	2,681,280
TiVo	37,454	285,212
Upland Software [1]	154,300	5,378,898
		32,029,378
Total		289,747,205

Materials – 11.9%
Chemicals - 5.3%
Chase Corporation [2,3]	79,059	8,648,264
Element Solutions [1,2]	822,800	8,376,104
FutureFuel Corporation	577,952	6,900,747
Hawkins [2,3]	91,819	3,902,307
Ingevity Corporation [1,2]	37,000	3,139,080
Innospec [2]	102,083	9,099,678
Minerals Technologies [2,3]	255,952	13,588,492
NewMarket Corporation	8,000	3,776,720
Quaker Chemical	130,069	20,569,112
Stepan Company	3,046	295,645
Tredegar Corporation	31,931	623,293
Westlake Chemical	5,100	334,152
		79,253,594
Construction Materials - 0.3%
Imerys	90,000	3,617,763
U.S. Concrete [1]	5,816	321,509
		3,939,272
Containers & Packaging - 0.0%
Myers Industries	29,346	517,957
Packaging Corporation of America	3,200	339,520
		857,477
Metals & Mining - 5.5%
Alamos Gold Cl. A	2,031,300	11,805,872
Ferroglobe (Warranty Insurance Trust) [1,5]	49,300	0
Franco-Nevada [2,3]	113,900	10,383,124
Gold Fields ADR	370,000	1,820,400
Haynes International [2,3]	113,900	4,082,176
Hecla Mining	721,300	1,269,488
IAMGOLD Corporation [1]	600,000	2,046,000
Lundin Mining	640,000	3,009,548
MAG Silver [1]	198,900	2,110,329
Major Drilling Group International [1]	2,217,291	10,711,147
Materion Corporation	4,105	251,883
Pan American Silver	124,627	1,954,151
Pretium Resources [1]	101,000	1,164,109
Reliance Steel & Aluminum [2]	158,300	15,776,178
Royal Gold [2]	16,600	2,045,286
SunCoke Energy [1]	33,678	189,944
Synalloy Corporation [2,3]	178,800	2,851,860
VanEck Vectors Junior Gold Miners ETF	183,000	6,635,580
Worthington Industries [2,3]	133,200	4,801,860
		82,908,935
Paper & Forest Products - 0.8%
Boise Cascade	39,020	1,271,662
Mercer International	52,299	655,829
Neenah [2]	16,700	1,087,504
Schweitzer-Mauduit International	29,859	1,117,921
Stella-Jones	254,048	7,422,877
		11,555,793
Total		178,515,071

Real Estate – 4.6%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT [1,5]	15,000	195,000
Real Estate Management & Development - 4.6%
Colliers International Group	20,700	1,553,535
FirstService Corporation	186,700	19,149,819
FRP Holdings [1,2,3]	153,158	7,354,647
Jones Lang LaSalle	4,349	604,772
Kennedy-Wilson Holdings [2]	707,470	15,507,742
Marcus & Millichap [1,2,3]	232,247	8,242,446
RMR Group (The) Cl. A [2]	80,100	3,642,948
St. Joe Company (The) [1,2,3]	197,000	3,374,610
Tejon Ranch [1,2,3]	557,136	9,454,598
		68,885,117
Total		69,080,117

Utilities – 0.2%
Gas Utilities - 0.1%
UGI Corporation [2]	35,000	1,759,450
Multi-Utilities - 0.0%
Avista Corporation	7,940	384,613
Water Utilities - 0.1%
American States Water	8,116	729,304
Total		2,873,367

TOTAL COMMON STOCKS
(Cost $1,233,141,233)		1,525,757,757

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [1]	625,000	18,875
Total		18,875

Information Technology – 0.0%
Electronic Equipment, Instruments & Components - 0.0%
eMagin Corporation (Warrants) [1,5]	50,000	0
Total		0

TOTAL WARRANTS
(Cost $470,283)		18,875

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19, maturity value $44,259,430 (collateralized by obligations of various U.S. Government
Agencies, 2.625% due 3/31/25, valued at $45,144,998)
(Cost $44,259,000)		44,259,000

TOTAL INVESTMENTS – 104.8%
(Cost $1,277,870,516)		1,570,035,632

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.8)%		(71,969,288)

NET ASSETS – 100.0%		$1,498,066,344

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement at September 30, 2019. Total market value of pledged securities at September 30, 2019, was $146,750,957.
[3]	At September 30, 2019, a portion of these securities were rehypothecated in connection with the Fund's revolving credit agreement in the aggregate amount of $65,698,927.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At September 30, 2019, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,279,299,145. At September 30, 2019, net unrealized appreciation for all securities was $290,736,487, consisting of aggregate gross unrealized appreciation of $428,255,632 and aggregate gross unrealized depreciation of $137,519,145. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1	–	quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3	–	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,511,737,039	$12,934,118	$1,086,600	$1,525,757,757
Warrants	18,875	–	0	18,875
Repurchase Agreement	–	44,259,000	–	44,259,000

Level 3 Reconciliation:
	Balance as of 12/31/18	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/19
Common Stocks	$1,100,250	$–	$13,650	$–	$–	$1,086,600
Warrants	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at 9/30/19	Valuation Technique(s)	Unobservable Input(s)	Range Average	Impact to Valuation From an Increase in Input[1]
		Discounted Present Value	Liquidity
Waterloo Investment Holdings	$891,600	Balance Sheet Analysis	Discount	30%-40%	Decrease
		Guidance from Options Clearing Authorities	Liquidity
New York REIT	195,000	Balance Sheet Analysis	Discount	20%-30%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2019 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2019, the Fund has outstanding borrowings of $70,000,000. During the period ended September 30, 2019, the Fund borrowed an average daily balance of $69,908,425. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 179-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2019:

Affiliated Company	Shares 12/31/18	Market Value 12/31/18	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/19	Market Value 9/30/19
HG Holdings[1]	912,235	$392,261	$–	$464,067	$(2,022,091)	$2,093,897	$–
Houston Wire & Cable	877,363	4,439,457	–	–	–	(298,303)	–	877,363	$4,141,154
Richardson Electronics[1]	573,732	4,985,731	721,773	–	–	(1,580,949)	111,536
		$9,817,449			$(2,022,091)	$214,645	$111,536		$4,141,154

1Not an Affiliated Company at September 30, 2019.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).